First Investors International Opportunities Bond Fund
First Investors International Opportunities Bond Fund
DATED FEBRUARY 25, 2013, SUPPLEMENTED AS OF FEBRUARY 26, 2013

1.
In “The Funds Summary Section” for the International Opportunities Bond Fund on page 14 under the heading “Principal Investment Strategies”, the third sentence in the second paragraph is deleted and replaced with the following:

Any country that, at the time of purchase of a security, has a sovereign debt rating of A- or better from at least one nationally recognized statistical ratings organization (“NRSRO”) or is included in the Citigroup World Government Bond Index will be considered a developed country.